Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of leases

	Weighted average rate (p.a.)	2022											2023
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments (1)	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	18.55%	5,036	3,313	8,349	6,421	-	-	(5,742)	-	1,238	(1,250)	-	9,016	5,232	3,784
Without purchase option	11.30%	37,219	221,342	258,561	2,201	-	8,368	(63,597)	-	27,894	-	-	233,427	23,840	209,587
Agreements in foreign currency
With purchase option	7.19%	133,884	1,257,198	1,391,082	15,643	(46,860)	-	(128,018)	-	90,398	(92,657)	(92,632)	1,136,956	118,177	1,018,779
Without purchase option	14.30%	1,756,449	7,776,848	9,533,297	574,254	(46,007)	(112,290)	(2,317,084)	(64,935)	1,106,571	-	(615,514)	8,058,292	1,588,709	6,469,583
Total	1,932,588		9,258,701	11,191,289	598,519	(92,867)	(103,922)	(2,514,441)	(64,935)	1,226,101	(93,907)	(708,146)	9,437,691	1,735,958	7,701,733

	Weighted average rate (p.a.)	2021											2022
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments(1)	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	17.47%	-	-	-	10,308	-	-	(1,959)	-	505	(505)	-	8,349	5,036	3,313
Without purchase option	10.52%	29,456	8,552	38,008	171,084	(242)	54,720	(38,257)	-	33,248	-	-	258,561	37,219	221,342
Agreements in foreign currency
With purchase option	7.24%	-	-	-	1,552,433	-	-	(178,415)	-	64,821	(57,852)	10,095	1,391,082	133,884	1,257,198
Without purchase option	11.75%	1,999,791	8,696,745	10,696,536	1,334,588	2,328	(363,625)	(2,600,276)	(23,707)	1,218,045	-	(730,592)	9,533,297	1,756,449	7,776,848
Total	2,029,247		8,705,297	10,734,544	3,068,413	2,086	(308,905)	(2,818,907)	(23,707)	1,316,619	(58,357)	(720,497)	11,191,289	1,932,588	9,258,701

(1)	Includes the amount of R$129,890 paid with the issuance of the Senior Secured Amortizing Notes (R$461,566 on December 31, 2022).

Schedule of future payments of financial lease agreements

	2023	2022
2023	-	3,059,448
2024	2,853,542	2,325,227
2025	2,150,980	2,055,173
2026	1,857,786	1,798,293
2027	1,683,326	1,624,277
2028	1,291,683	1,186,761
2028 onwards	5,689,758	4,787,948
Total minimum lease payments	15,527,075	16,837,127
Less total interest	(6,085,700)	(5,630,167)
Present value of minimum lease payments	9,441,375	11,206,960
Less current portion	(1,739,642)	(1,948,259)
Non-current portion	7,701,733	9,258,701

Schedule of PIS and COFINS credits on the lease contracts

	Face Value	Adjusted to Present Value
Lease Consideration	477,515	224,730
PIS and COFINS potentiall (9.25%)	44,170	20,788